Restructuring (Cash Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
2014 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	$ 14,620
Payments	(9,406)
Release of excess accrual	(473)
Foreign currency translation adjustment	(630)
Ending balance	4,111	$ 14,620
2014 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	6,341
Payments	(4,789)
Release of excess accrual	(453)
Foreign currency translation adjustment	(630)
Ending balance	469	6,341
2014 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	7,627
Payments	(4,199)
Release of excess accrual	0
Foreign currency translation adjustment	0
Ending balance	3,428	7,627
2014 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	652
Payments	(418)
Release of excess accrual	(20)
Foreign currency translation adjustment	0
Ending balance	214	652
2011 Restructuring
Restructuring Reserve [Roll Forward]
Beginning balance	726	10,606
Payments	(381)	(8,895)
Release of excess accrual	(340)	(775)
Foreign currency translation adjustment	(5)	(210)
Ending balance	0	726
2011 Restructuring | Personnel Related
Restructuring Reserve [Roll Forward]
Beginning balance	726	9,782
Payments	(381)	(8,071)
Release of excess accrual	(340)	(775)
Foreign currency translation adjustment	(5)	(210)
Ending balance	0	726
2011 Restructuring | Facility Related
Restructuring Reserve [Roll Forward]
Beginning balance	0	313
Payments	0	(313)
Release of excess accrual	0	0
Foreign currency translation adjustment	0	0
Ending balance	0	0
2011 Restructuring | Contract and Other Costs
Restructuring Reserve [Roll Forward]
Beginning balance	0	511
Payments	0	(511)
Release of excess accrual	0	0
Foreign currency translation adjustment	0	0
Ending balance	$ 0	$ 0